Share-Based Payments - Narrative (Details) R / shares in Units, R in Millions					12 Months Ended			103 Months Ended
	Sep. 20, 2021 R / shares	Sep. 18, 2020 R / shares	Sep. 18, 2019 R / shares	Jan. 15, 2019 shares	Jun. 30, 2022 ZAR (R) oz shares	Jun. 30, 2021 ZAR (R) R / shares	Jun. 30, 2020 ZAR (R)	Jun. 30, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends paid to non-controlling interests | R					R 16	R 7	R 3
Sisonke ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Spot share price (in SA rand per share) | R / shares						R 28.29
Management DSP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Spot share price (in SA rand per share) | R / shares		R 74.90
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised | shares					60,011,669
Number of shares issued | shares								53,482,588
Ordinary shares | Management DSP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised | shares					25,000,000
Share Appreciation Rights [Member] | 2006 share plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share option awards outstanding (in shares)					0	0	377,333
Participation units | Sisonke ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share option awards outstanding (in shares)					0	6,311,667	6,768,562
Vesting period (in years)				3 years
Number of participation units awarded to each beneficiary under scheme | shares				225
Bottom of range | Management DSP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Spot share price (in SA rand per share) | R / shares	R 45.58		R 45.89
Top of range | Management DSP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Spot share price (in SA rand per share) | R / shares	R 57.93		R 56.87